12. Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Short term borrowings
	2014	2013
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	92,900	59,690
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	97,900	64,690